Convertible Promissory Notes (Details Narrative 2) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Mermaid Note [Member]
Interest Expense	$ 3,784	$ 11,336
JMJ Note [Member]
Interest Expense	3,071	3,071
Prim Note [Member]
Interest Expense	53,320	70,409
AB Note 1 [Member]
Interest Expense	12,603	18,356
LG Note 1 [Member]
Interest Expense	25,205	36,712
KBM Note 1 [Member]
Interest Expense	$ 6,745	$ 6,745